Accrued Expenses And Other Current Liabilities - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employee compensation, benefits, and payroll taxes	$ 18,133	$ 11,698	$ 11,181
Professional services	3,805	3,351	1,345
Provider services	4,043	2,709	1,772
Transaction costs	2,518
Other	9,802	9,593	5,180
Total	$ 38,301	$ 27,351	$ 19,478